Commitments and Contingencies - Schedule of Contractual Obligations (Details)	Jun. 30, 2025 CNY (¥)
Schedule of Contractual Obligations [Line Items]
Total	¥ 21,385,924
Payments due by period Within one year	14,999,647
Payments due by period Within 1-2 years	1,233,085
Payments due by period Over 2 years	5,153,193
Operating lease payments [Member]
Schedule of Contractual Obligations [Line Items]
Total	3,092,614
Payments due by period Within one year	666,336
Payments due by period Within 1-2 years	1,233,085
Payments due by period Over 2 years	1,193,193
Bank borrowings [Member]
Schedule of Contractual Obligations [Line Items]
Total	18,253,311
Payments due by period Within one year	14,293,311
Payments due by period Within 1-2 years
Payments due by period Over 2 years	3,960,000
Loan from shareholders [Member]
Schedule of Contractual Obligations [Line Items]
Total	40,000
Payments due by period Within one year	40,000
Payments due by period Within 1-2 years
Payments due by period Over 2 years